UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2014

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 88.3%
Consumer Discretionary - 4.0%
American Eagle Outfitters, Inc.	10,000	$115,600
McDonald’s Corp.	3,000	304,140
MDC Partners, Inc.	13,700	334,554
Omnicom Group, Inc.	2,500	169,200
Six Flags Entertainment Corporation	4,500	180,630
Speedway Motorsports, Inc.	19,000	345,610
Target Corporation	2,300	142,025

		1,591,759

Consumer Staples - 9.5%
Altria Group, Inc.	8,500	340,935
Archer-Daniels-Midland Company	2,500	109,325
Coca Cola Co.	8,000	326,320
ConAgra Foods, Inc.	6,500	198,315
Diageo Plc ADR	1,400	171,892
General Mills, Inc.	6,000	318,120
Imperial Tobacco Group plc	2,100	183,099
Kellogg Corporation	3,000	200,490
Kimberly-Clark Corporation	1,800	202,050
Kraft Foods Group, Inc.	2,900	164,894
Philip Morris International, Inc.	2,500	213,575
Procter & Gamble Co.	3,000	247,650
Reynolds American, Inc.	6,500	366,795
Staples, Inc.	7,200	90,000
Sysco Corporation	9,500	346,085
Tesco plc	10,000	148,000
Walgreen Company	1,800	122,220

		3,749,765

Energy - 13.8%
AGL Resources, Inc.	5,500	297,000
BP plc	4,300	217,666
Cameco Corporation	4,200	89,418
Cenovus Energy, Inc.	6,800	202,436
Chevron Corporation	2,550	320,076
China Petroleum & Chemical Corporation	2,860	254,168
DTE Energy Co.	1,500	117,210
Duke Energy Corporation	2,100	156,429
Ecopetrol SA ADR	6,000	224,940
Eni S.p.A. ADR	6,500	335,660
Ensco PLC	5,000	252,250
Enterprise Products Partners L.P.	3,000	219,390
GulfMark Offshore, Inc.	3,700	166,537
PetroChina Company Limited	1,700	196,044
Royal Dutch Shell PLC	3,600	283,464
Sasol Ltd. ADR	5,000	277,050
SeaDrill Ltd.	9,000	316,980
Statoil ASA ADR	9,000	274,230
Suncor Energy, Inc.	6,900	266,340
Total SA ADR	4,000	284,960

TransCanada Corp.	6,000	279,780
Vanguard Natural Resources, LLC	6,700	202,206
Williams Companies, Inc.	5,500	231,935

		5,466,169

Financials - 16.1%
Aflac, Inc.	1,600	100,352
Allianz SE	11,000	191,950
Aviva plc ADR	22,000	394,460
AXA SA	8,700	218,370
Banco Santander SA	15,381	153,195
Bank of Nova Scotia	4,500	273,510
BB&T Corporation	5,000	186,650
Blackrock, Inc.	750	225,750
Calamos Asset Management, Inc.	12,000	146,160
Erie Indemnity Co.	3,500	250,775
Flushing Financial Corporation	11,000	211,420
Horace Mann Educators Corporation	11,000	330,770
JPMorgan Chase & Co.	5,000	279,900
M & T Bank Corp.	2,500	305,025
Maiden Holdings, Ltd.	17,800	210,040
Manning & Napier, Inc.	14,000	232,680
Manulife Financial Corporation	8,000	150,000
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	201,510
Northwest Bancshares, Inc.	20,000	265,800
OceanFirst Financial Corp.	20,000	324,400
OFS Capital Corporation	10,800	132,948
Old National Bancorp	11,000	155,320
PartnerRe Ltd.	3,600	379,440
Silvercrest Asset Management Group, Inc.	8,200	142,680
State Auto Financial Corp.	13,000	265,980
Toronto Dominion Bank	7,000	336,630
T. Rowe Price Group, Inc.	1,700	139,621
Westpac Banking Corporation	5,300	173,257

		6,378,593

Health Care - 6.9%
Astrazeneca PLC ADR	3,200	252,960
Baxter International, Inc.	4,000	291,160
Becton, Dickinson and Company	950	107,379
Bristol-Myers Squibb Company	5,700	285,513
Computer Programs and Systems, Inc.	4,700	296,711
Eli Lilly & Co.	6,000	354,600
Landauer, Inc.	2,800	121,072
Merck & Co., Inc.	7,000	409,920
Meridian Bioscience, Inc.	7,000	139,790
Pfizer, Inc.	5,900	184,552
Sanofi ADR	5,500	295,900

		2,739,557

Industrials - 8.4%
Aircastle Ltd.	9,500	166,915
Caterpillar, Inc.	2,400	252,960
CLARCOR Inc.	2,700	155,952
Covanta Holding Corporation	11,600	214,020
Deere & Company	1,500	140,010
Emerson Electric Co.	1,500	102,270
Fly Leasing Ltd.	12,700	178,435
General Dynamics Corporation	2,800	306,460
General Electric Company	6,000	161,340

Healthcare Services Group, Inc.	7,700	224,070
HNI Corporation	4,000	140,920
Illinois Tool Works, Inc.	1,300	110,799
Knoll, Inc.	8,600	156,434
Lockheed Martin Corporation	2,200	361,108
Navios Maritime Partners LP	7,600	143,868
Norfolk Southern Corp.	4,000	378,120
3M Co.	800	111,272

		3,304,953

Information Technology - 4.6%
Broadridge Financial Solutions, Inc.	7,000	268,380
IAC/InterActiveCorp	3,400	225,352
Intersil Corporation	18,200	224,588
Linear Technology Corporation	3,200	142,400
Maxim Integrated Products, Inc.	7,500	243,300
Microchip Technology, Inc.	4,300	204,422
Microsoft Corporation	4,700	189,880
Paychex, Inc.	8,000	334,480

		1,832,802

Materials - 5.4%
Air Products and Chemicals, Inc.	1,900	223,288
ArcelorMittal ADR	10,000	162,500
Dow Chemical Company	8,000	399,200
E. I. du Pont de Nemours and Company	3,600	242,352
Freeport-McMoRan Copper & Gold, Inc.	6,000	206,220
LyondellBasell Industries NV	2,000	185,000
Nucor Corporation	4,100	212,175
Olin Corporation	8,700	244,470
Sonoco Products Co.	6,600	277,728

		2,152,933

Real Estate Investment Trusts - 9.8%
Agree Realty Corp.	5,000	149,350
Associated Estates Realty Corporation	9,000	151,020
Capstead Mortgage Corp.	14,000	178,920
CBL & Associates Poperties, Inc.	9,000	163,530
Cherry Hill Mortgage Investment Corporation	6,500	123,370
City Office REIT, Inc.	7,000	87,640
Colony Financial, Inc.	9,000	195,750
Corrections Corporation of America	7,500	246,000
Digital Realty Trust, Inc.	3,700	197,580
GEO Group, Inc.	8,500	285,005
Government Properties Income Trust	8,400	213,780
Gramercy Property Trust, Inc.	16,000	83,520
Home Properties, Inc.	4,000	246,400
OMEGA Healthcare Investors, Inc.	3,300	114,774
PennyMac Mortgage Investment Trust	6,500	152,360
Physicians Realty Trust	10,000	137,200
Plum Creek Timber Company, Inc.	3,400	148,240
Preferred Apartment Communities, Inc.	9,000	72,810
Rayonier, Inc.	4,500	202,950
Redwood Trust, Inc.	7,000	152,600
Spirit Realty Capital, Inc.	33,143	356,950
Summit Hotel Properties, Inc.	23,000	208,380

		3,868,129

Telecommunication Services - 3.9%
A T & T, Inc.	7,600	271,320
BCE, Inc.	7,000	311,780

BT Group plc	4,000	250,680
NTT DOCOMO, Inc. ADR	12,000	191,760
Telefonica S.A.	11,000	184,250
Verizon Communications, Inc.	4,409	206,033
Vodafone Group PLC	3,600	136,656

		1,552,479

Utilities - 5.9%
American Electric Power Company, Inc.	2,800	150,668
American Water Works Co., Inc.	3,600	163,908
CMS Energy Corporation	6,500	197,015
Cleco Corporation	3,500	183,925
Dominion Resources, Inc.	2,400	174,096
Empresa Nacional de Electricidad SA ADR	4,300	189,501
Exelon Corporation	4,400	154,132
Laclede Group, Inc.	6,500	308,165
National Grid PLC ADR	2,000	142,120
NextEra Energy, Inc.	1,600	159,760
Pinnacle West Capital Corp.	2,700	151,065
SCANA Corp.	3,000	161,040
Suburban Propane Partners, L.P.	4,700	209,667

		2,345,062

TOTAL COMMON STOCKS		34,982,201

CORPORATE BONDS & NOTES - 1.3%
Structured Notes - 1.3%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$305,000	304,238
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	209,430

		513,668

INVESTMENT COMPANIES - 10.2%
Business Development Companies - 2.1%
Ares Capital Corp.	17,000	291,890
Full Circle Capital Corporation	26,000	195,260
Medallion Financial Corp.	13,000	176,800
Monroe Capital Corporation	13,000	168,870

		832,820

Exchange Traded Funds - 7.0%
iShares Asia/Pacific Dividend ETF	4,300	247,379
iShares Emerging Markets Dividend ETF	3,000	146,190
iShares International Select Dividend ETF	7,000	279,650
iShares MSCI Australia ETF	12,000	317,400
iShares MSCI Pacific ex-Japan ETF	6,500	321,035
iShares MSCI Singapore ETF	23,000	313,030
PowerShares International Dividend Achievers Portfolio	12,400	230,268
SPDR Euro STOXX 50 ETF	5,400	235,872
Vanguard FTSE Europe ETF	3,800	229,938
WisdomTree Europe SmallCap Dividend Fund	3,500	218,540
WisdomTree International Dividend ex-Financials Fund	4,600	231,426

		2,770,728

Money Market Funds - 1.1%
Fidelity Institutional Money Market Portfolio	434,832	434,832

TOTAL INVESTMENT COMPANIES		4,038,380

TOTAL INVESTMENTS - 99.8% (cost $31,809,312)	39,534,249
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	69,135

Net Assets - 100.0%	$39,603,384

Cost for federal income tax purposes $31,809,312.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$8,080,332
Excess of tax cost over value	355,395

Net Appreciation	$7,724,937

API GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2014

(Unaudited)

	Shares	Value
COMMON STOCKS - 91.9%
Consumer Discretionary - 15.5%
Aaron’s, Inc.	8,000	$235,760
Amazon.com, Inc.	700	212,891
ANN INC.*	6,200	242,978
Autoliv, Inc.	3,500	356,930
AutoZone, Inc.*	600	320,334
Biglari Holdings, Inc.*	480	205,930
CarMax, Inc.*	4,400	192,632
Clear Channel Outdoor Holdings, Inc.	29,200	234,184
DIRECTV*	3,500	271,600
Dollar General Corp.*	4,100	231,404
Francesca’s Holdings Corporation*	12,600	206,136
GameStop Corporation	5,800	230,144
Grand Canyon Education, Inc.*	5,600	241,472
Grupo Televisa SA ADR	9,500	311,695
Home Inns & Hotels Management, Inc.*	6,000	170,520
Honda Motor Co. Ltd.	5,400	179,820
Iconix Brand Group, Inc.*	7,500	318,750
Interval Leisure Group, Inc.	8,000	206,160
Kering SA	11,500	253,805
Liberty Global plc Class A*	3,300	131,406
Liberty Global plc Series C*	7,400	284,382
Liberty Interactive Corporation*	8,000	232,480
Liberty Media Corporation*	1,600	207,536
Liberty Ventures Series A*	4,400	255,376
Live Nation Entertainment, Inc.*	12,300	256,824
LKQ Corporation*	9,100	264,992
Lowe’s Companies, Inc.	6,000	275,460
Luxottica Group S.p.A.	3,600	206,064
LVMH Moet Hennessey Louis Vuitton SA	6,200	243,214
Nike, Inc. Class B	4,000	291,800
Nitori Holdings Co., Ltd.*	5,000	229,150
O’Reilly Automotive, Inc.*	1,500	223,185
Outerwall, Inc.*	4,000	277,400
Panera Bread Co.*	1,600	244,752
Priceline Group, Inc.*	200	231,550
Publicis Groupe SA	10,500	222,600
Reed Elsevier NV	5,500	231,220
Signet Jewelers Ltd.	2,900	293,828
Starz - A*	10,200	329,154
Swatch Group AG	6,500	208,195
Thor Industries, Inc.	5,000	304,350
Tractor Supply Company	4,000	268,960
TripAdvisor, Inc.*	2,900	234,146
Xinyi Glass Holdings Ltd.	11,000	173,910
Yue Yuen Industrial (Holdings) Limited	14,500	224,750

		10,969,829

Consumer Staples - 5.7%
Associated British Foods PLC	6,200	312,232

Beam, Inc.	3,000	250,410
Calavo Growers, Inc.	8,700	270,483
Costco Wholesale Corporation	2,300	266,064
Cynosure, Inc.*	8,300	203,682
DANONE S.A.	17,500	259,700
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	245,079
Hain Celestial Group, Inc.*	2,800	240,856
Hillshire Brands Company	7,500	267,375
Inter Parfums, Inc.	8,400	307,356
Inventure Foods, Inc.*	19,500	234,390
L’Oreal SA	7,000	240,870
Mead Johnson Nutrition Company	3,000	264,780
Nestle SA ADR	2,900	223,822
Pernard Ricard SA	11,000	264,000
Wilmar International Ltd.	7,500	204,150

		4,055,249

Energy - 2.9%
Cameron International Corporation*	4,300	279,328
Core Laboratories N.V.	1,300	243,984
Cosan Ltd.	18,000	218,340
GasLog Ltd.	11,600	310,648
Imperial Oil Ltd.	5,700	278,160
Pioneer Energy Services Corp.*	21,400	320,358
Tenaris SA ADR	4,000	176,200
Whiting Petroleum Corporation*	3,300	243,276

		2,070,294

Financials - 7.8%
ACE Limited	2,500	255,800
Affiliated Managers Group, Inc.*	1,300	257,660
Allied World Assurance Comapny Holdings Ltd.	2,000	215,380
Aon plc	3,400	288,592
Aspen Insurance Holdings Ltd.	6,700	306,726
Assurant, Inc.	5,000	337,050
Axis Capital Holdings Ltd.	5,000	228,750
Brookfield Asset Management, Inc.	6,000	252,360
City Holding Company	4,500	193,455
Greenlight Capital Re, Ltd.*	7,900	251,457
Grupo Financiero Galicia S.A.	18,500	249,010
HHF, Inc.	8,300	282,200
IntercontinentalExchange Group, Inc.	1,300	265,772
Lazard Ltd.	6,500	305,825
Lloyds Banking Group plc*	45,000	232,650
Markel Corp.*	400	250,368
Moody’s Corp.	2,500	196,250
Nomura Holdings, Inc.	36,000	210,960
PHH Corporation*	9,000	213,930
Stifel Financial Corp.*	5,000	233,850
UMB Financial Corporation	4,600	270,066
Umpqua Holdings Corporation	15,500	257,765

		5,555,876

Health Care - 10.2%
Actavis plc*	1,200	245,196
Akorn, Inc.*	12,700	320,294
Allergan, Inc.	2,000	331,680
Bio-Rad Laboratories, Inc.*	2,500	308,025
Bruker Corporation*	10,800	223,128
Celgene Corporation*	1,500	220,515

Centene Corporation*	4,100	272,240
Essilor International SA	3,800	202,464
GlaxoSmithKline PLC ADR	4,700	260,239
Grifols S.A. ADR	6,600	270,864
Hanger, Inc.*	7,300	253,091
HMS Holdings Corporation*	11,900	192,423
ICON PLC*	5,200	201,604
Insulet Corporation*	5,200	195,676
Masimo Corporation*	9,600	256,896
Mednax Services, Inc.*	3,000	177,750
Mindray Medical International Ltd.	6,100	201,666
Mylan, Inc.*	4,800	243,744
Novo Nordisk A/S ADR	5,000	226,950
Novozymes A/S	5,700	272,004
Omnicell, Inc.*	11,000	291,280
OraSure Technologies, Inc.*	28,500	186,675
Perrigo Company plc	992	143,701
Prothena Corporation plc*	5,200	114,400
Roche Holding, Ltd. ADR	6,000	219,900
Salix Pharmaceuticals, Ltd.*	2,700	297,000
Shire plc	1,800	309,150
Sirona Dental Systems, Inc.*	2,800	210,616
Valeant Pharmaceuticals International, Inc.*	2,300	307,533
VCA Antech, Inc.*	9,000	275,670

		7,232,374

Industrials - 22.1%
Aalberts Industries N.V.	12,000	388,560
Acuity Brands, Inc.	1,800	224,226
AGCO Corporation	4,000	222,800
Aircastle Ltd.	14,000	245,980
Allegion PLC*	5,100	251,685
American Science and Engineering, Inc.	3,600	241,920
A.P. Moeller-Maersk A/S	24,200	291,610
Argan, Inc.	8,100	216,837
Assa Abloy AB	9,100	239,785
B/E Aerospace, Inc.*	3,600	315,972
Chicago Bridge & Iron Company N.V.	3,000	240,210
CIRCOR International, Inc.	3,300	267,993
Colfax Corporation*	4,100	295,118
Columbus McKinnon Corporation*	12,200	323,178
Copart, Inc.*	7,000	253,890
Danaher Corporation	3,100	227,478
Donaldson Company, Inc.	4,500	189,405
Dover Corporation	2,700	233,280
DXP Enterprises, Inc.*	2,900	328,309
Eaton Corporation plc	3,200	232,448
Embraer SA ADR	8,400	288,960
EnerNOC, Inc.*	11,500	271,400
Fastenal Company	5,800	290,464
Flowserve Corp.	4,400	321,420
Fluor Corporation	2,900	219,530
GEA Group AG	4,700	210,795
Genesee & Wyoming, Inc.*	2,200	217,822
Hertz Global Holdings, Inc.*	10,200	290,394
Hexcel Corp.*	5,900	245,971
Hutchison Whampoa Limited	9,800	269,010
IDEX Corporation	4,500	335,565
Ingersoll-Rand plc	3,400	203,320

j2 Global, Inc.	5,100	236,436
Jacobs Engineering Group, Inc.*	4,000	230,800
Landstar Systems, Inc.	4,300	270,857
Lindsay Corporation	3,100	273,203
Middleby Corporation*	1,100	277,728
Mobile Mini, Inc.*	8,100	357,858
Mueller Industries, Inc.	9,200	266,248
Nippon Yusen KK	79,300	214,110
Nordson Corporation	3,500	260,225
Park-Ohio Holdings Corp.*	5,500	321,145
Precision Castparts Corp.	1,150	291,054
Roadrunner Transportation Systems, Inc.*	9,500	233,985
Ryanair Holdings PLC*	4,200	224,616
Safran SA	14,000	233,380
Secom Co. Ltd.	16,000	229,600
Sensata Technologies Holdings N.V.*	6,500	276,055
Simpson Manufacturing Co., Inc.	7,100	232,809
Swift Transportation Co.	10,300	278,580
Toro Company	4,500	285,930
Towers Watson & Co.	2,300	258,106
TriMas Corporation*	5,700	204,402
TrueBlue, Inc.*	9,400	251,450
U.S. Ecology, Inc.	6,500	290,225
Verisk Analytics, Inc.*	4,700	282,423
Wabtec Corp.	3,600	268,380
WageWorks, Inc.*	4,900	207,613
Waste Connnections, Inc.	6,000	267,960
Woodward, Inc.	5,500	246,565

		15,667,078

Information Technology - 19.8%
Accenture plc	3,600	288,792
ADTRAN, Inc.	9,800	219,814
Alliance Data Systems Corporation*	1,300	314,470
Amadeus IT Holding SA	6,100	253,760
Amdocs Ltd.	7,000	325,710
Apple, Inc.	500	295,045
ASML Holding N.V.	2,464	200,545
Automatic Data Processing, Inc.	3,500	272,860
Bottomline Technologies (de), Inc.*	7,600	240,464
CACI International, Inc. Class A*	3,100	215,915
CDW Corporation of Delaware	8,000	225,520
Cielo SA	14,880	259,210
Conversant, Inc.*	9,700	237,068
CoreLogic, Inc.*	9,000	252,270
CoStar Group, Inc.*	1,800	289,602
Cree, Inc.*	3,900	183,963
Datalink Corporation*	18,500	237,540
eBay, Inc.*	3,500	181,405
Electronic Arts, Inc.*	8,300	234,890
Emulex Corporation*	39,000	278,850
Facebook, Inc.*	3,300	197,274
Factset Research Systems, Inc.	2,000	213,000
FARO Technologies, Inc.*	4,800	191,520
Fortinet, Inc.*	11,000	241,780
Google, Inc. Class A*	250	133,720
Google, Inc. Class C*	250	131,665
Harris Corp.	3,600	264,672
Hittite Microwave Corporation*	4,000	237,440

Intel Corporation	8,400	224,196
IPG Photonics Corporation*	4,200	271,446
Knowles Corporation	7,800	217,854
Littlefuse, Inc.	3,700	335,035
MA-COM Technology Solutions Holdings, Inc.*	12,400	217,124
Mentor Graphics Corp.	10,400	215,280
NetApp, Inc.	6,000	213,660
NetEase, Inc.	3,900	265,551
OmniVision Technologies, Inc.*	13,800	269,514
Oracle Corp.	7,700	314,776
Palo Alto Networks, Inc.*	5,000	317,900
PTC, Inc.*	8,000	282,960
QUALCOMM, Inc.	3,500	275,485
Salesforce.com Inc.*	6,000	309,900
SanDisk Corporation	3,200	271,904
SAP AG ADS	3,400	275,366
Silicon Motion Technology Corporation	18,100	300,279
Skyworks Solutions, Inc.*	7,000	287,350
Solera Holdings, Inc.	3,600	233,208
Stratasys Ltd.*	2,600	251,862
Swift Transportation Co.*	10,300	247,715
Synchronoss Technologies, Inc.*	7,600	231,344
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	281,400
Tokyo Electron Limited	16,500	235,290
Wipro Limited	19,400	232,024
Zebra Technologies Corporation*	5,100	354,144
Zillow, Inc.*	3,000	326,100
Zix Corporation*	54,000	177,120

		14,054,551

Materials - 6.9%
Agrium, Inc.	2,500	240,175
BHP Billiton Ltd. ADR	2,800	197,512
CF Industries Holdings, Inc.	1,200	294,204
Compass Minerals International, Inc.	3,200	293,120
FMC Corp.	3,000	231,000
Givaudan SA	7,100	223,508
H.B. Fuller Company	5,200	240,916
Myers Industries, Inc.	10,700	200,090
NewMarket Corp.	800	297,856
POSCO ADR	3,600	264,960
PPG Industries, Inc.	1,800	348,516
Praxair, Inc.	2,000	261,100
Rockwell Collins, Inc.	3,400	264,010
Rockwood Holdings, Inc.	3,800	269,990
Sensient Technologies Corporation	4,700	254,035
Steel Dynamics, Inc.	15,000	274,050
Stora Enso Oyj	28,000	282,800
Syngenta AG ADS	3,000	235,650
UFP Technologies, Inc.*	10,000	253,600

		4,927,092

Real Estate Investment Trusts - 0.3%
GEO Group, Inc.	6,900	231,357

Telecommunication Services - 0.7%
Chunghwa Teleccom Co., Ltd.	8,500	266,815
KDDI Corporation	4,000	212,800

		479,615

TOTAL COMMON STOCKS		65,243,315

INVESTMENT COMPANIES - 7.3%
Exchange Traded Funds - 6.1%
BLDRS Europe 100 ADR Index Fund	9,300	235,755
Guggenheim China All-Cap ETF	7,600	184,756
iShares Core MSCI Emerging Markets ETF	5,500	272,580
iShares MSCI Chile Capped ETF	5,300	243,959
iShares MSCI EAFE Growth ETF	2,500	179,050
iShares MSCI EAFE Small Cap ETF	5,500	286,110
iShares MSCI Emerging Markets Growth ETF	5,000	276,000
iShares MSCI Emerging Markets Minimum Volatility ETF	4,700	273,728
iShares MSCI Israel Capped ETF	5,100	263,109
iShares MSCI Japan Small Cap ETF	4,500	232,268
iShares MSCI Kokusai ETF	4,600	250,010
iShares MSCI Malaysia ETF	10,200	162,180
iShares MSCI Thailand Capped ETF	3,000	228,360
Schwab Emerging Markets Equity ETF	11,300	277,076
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,000	215,920
Vanguard FTSE Europe ETF	3,000	181,530
Vanguard MSCI Pacific ETF	5,000	295,200
Vanguard Total World Stock ETF	4,400	264,704

		4,322,295

Money Market Funds - 1.2%
Fidelity Institutional Money Market Portfolio	868,280	868,280

TOTAL INVESTMENT COMPANIES		5,190,575

TOTAL INVESTMENTS - 99.2% (cost $54,497,145)		70,433,890
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		543,041

Net Assets - 100.0%		$70,976,931

Cost for federal income tax purposes $54,497,145.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$17,247,511
Excess of tax cost over value	1,310,766

Net Appreciation	$15,936,745

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2014

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 27.2%
Consumer Discretionary - 0.5%
DineEquity, Inc.	13,800	$1,046,178
Garmin Ltd.	14,000	799,400
New Media Investment Group, Inc.	25,268	360,574
Wynn Resorts Limited	7,800	1,590,342

		3,796,494

Consumer Staples - 0.7%
Altria Group, Inc.	35,400	1,419,894
Lorillard, Inc.	22,600	1,342,892
Philip Morris International, Inc.	14,000	1,196,020
Reynolds American, Inc.	20,000	1,128,600

		5,087,406

Energy - 2.9%
BP plc	23,600	1,194,632
Eni S.p.A. ADR	22,000	1,136,080
HollyFrontier Corporation	22,000	1,156,980
Kinder Morgan, Inc.	97,000	3,168,020
Royal Dutch Shell PLC	11,000	866,140
SeaDrill Ltd.	74,000	2,606,280
Ship Finance International Ltd.	240,000	4,231,200
Total SA ADR	34,000	2,422,160
Transocean Ltd.	76,200	3,281,934
Vanguard Natural Resources, LLC	54,000	1,629,720

		21,693,146

Financials - 9.0%
America First Multifamily Investors, L.P.	500,000	3,005,000
Arlington Asset Investment Corp.	403,000	10,659,350
Arthur J. Gallagher & Co.	22,500	1,012,950
BB&T Corporation	29,000	1,082,570
BGC Partners, Inc. Class A	82,000	587,940
Blackstone Group LP	96,000	2,834,880
CME Group, Inc.	23,600	1,661,204
Compass Diversified Holdings	606,000	11,204,940
Ellington Financial LLC	405,600	9,600,552
Federated Investors, Inc.	17,000	485,180
Home Loan Servicing Solutions, Ltd.	460,000	10,189,000
HSBC Holdings plc	30,000	1,539,600
Invesco Holding Co. Ltd.	16,000	563,360
KKR Financial Holdings LLC	400,000	4,616,000
Lazard Ltd.	36,000	1,693,800
Lincoln National Corporation	10,000	485,100
Maiden Holdings, Ltd.	70,000	826,000
MetLife, Inc.	45,000	2,355,750
Old Republic International Corporation	73,500	1,217,160
Royal Bank of Canada	16,800	1,122,240
Validus Holdings Ltd.	30,000	1,112,100

		67,854,676

Health Care - 0.3%
Landauer, Inc.	10,317	446,107
Merck & Co., Inc.	21,200	1,241,472
Meridian Bioscience, Inc.	17,000	339,490

		2,027,069

Industrials - 1.4%
Fly Leasing Ltd.	215,000	3,020,750
General Electric Company	42,000	1,129,380
Lockheed Martin Corporation	9,200	1,510,088
Republic Services, Inc.	30,000	1,052,700
Student Transportation, Inc.	480,000	2,976,000
Waste Management, Inc.	24,200	1,075,690

		10,764,608

Information Technology - 1.1%
Cisco Systems, Inc.	20,300	469,133
Intel Corporation	42,900	1,145,001
Intersil Corporation	123,000	1,517,820
Maxim Integrated Products, Inc.	53,000	1,719,320
Microsoft Corporation	14,600	589,840
QUALCOMM, Inc.	11,600	913,036
Texas Instruments, Inc.	27,800	1,263,510
Western Union Company	61,000	968,070

		8,585,730

Materials - 0.6%
Agrium, Inc.	3,000	288,210
Dow Chemical Company	37,000	1,846,300
E. I. du Pont de Nemours and Company	18,500	1,245,420
LyondellBasell Industries NV	10,700	989,750
Terra Nitrogen Company, L.P.	2,300	344,103

		4,713,783

Real Estate Investment Trusts - 10.3%
A G Mortgage Investment Trust, Inc.	280,000	4,953,200
Altisource Residential Corp.	40,000	1,124,800
Apollo Commercial Real Estate Finance, Inc.	60,000	1,020,600
Blackstone Mortgage Trust, Inc. - Class A	110,000	3,127,300
Cherry Hill Mortgage Investment Corporation	73,400	1,393,132
Chimera Investment Corporation	2,625,000	8,111,250
Dynex Capital, Inc.	90,000	772,200
Five Oaks Investment Corp.	51,786	601,235
Independence Realty Trust	189,800	1,698,710
Newcastle Investment Corporation	350,000	1,571,500
New Residential Investment Corp.	2,305,000	14,060,500
NorthStar Realty Finance Corp.	650,000	10,413,000
One Liberty Properties, Inc.	62,077	1,373,764
Physicians Realty Trust	90,000	1,234,800
RAIT Financial Trust	110,000	899,800
Resource Capital Corp.	100,000	550,000
Spirit Realty Capital, Inc.	130,000	1,400,100
Starwood Property Trust, Inc.	460,000	11,063,000
Starwood Waypoint Residential Trust	10,000	271,700
Two Harbors Investment Corp.	475,000	4,930,500
ZAIS Financial Corp.	400,000	6,596,000

		77,167,091

Telecommunication Services - 0.4%
A T & T, Inc.	27,900	996,030
BCE, Inc.	11,200	498,848
Verizon Communications, Inc.	13,465	629,219
Vodafone Group PLC	27,927	1,060,109

		3,184,206

TOTAL COMMON STOCKS		204,874,209

CONVERTIBLE SECURITIES - 0.3%
Financial - 0.3%
ZAIS Financial Partners, L.P., 8% Exchangeable Senior Notes, due 11/15/2016	$2,000,000	2,035,000

CORPORATE BONDS & NOTES - 42.3%
Basic Materials - 2.7%
A K Steel Holding Corporation, 7.625%, due 5/15/2020	$3,500,000	3,526,250
IAMGOLD Corporation, 6.75%, due 10/1/2020	$6,000,000	5,370,000
Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	1,593,000
Molycorp, Inc., 10%, due 6/1/2020	$5,000,000	4,937,500
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$190,000	206,150
Resolute Forest Products, Inc., 5.875%, due 5/15/2023	$2,000,000	1,955,000
Thompson Creek Metals Company, Inc., 7.375%, due 6/10/2018	$500,000	473,750
Vertellus Specialties, Inc., 9.375%, due 10/1/2015	$2,500,000	2,543,750

		20,605,400

Communications - 2.2%
Affinion Group, Inc., 7.875%, due 12/15/2018	$4,500,000	4,230,000
Avaya, Inc., 7%, due 4/1/2019	$2,000,000	2,000,000
Avaya, Inc., 9%, due 4/1/2019	$2,500,000	2,593,750
Clear Channel Communications, Inc., 9%, due 3/1/2021	$2,000,000	2,135,000
EarthLink, Inc., 7.375%, due 6/1/2020	$2,300,000	2,409,250
Koninklijke KPN NV, 7%, due 3/28/2073	$1,000,000	1,050,000
Mood Media Corp., 9.25%, due 10/15/2020	$2,000,000	1,875,000

		16,293,000

Consumer Cyclical - 3.3%
Accuride Corporation, 9.5%, due 8/1/2018	$1,500,000	1,567,500
Automotores Gildemeister SA, 8.25%, due 5/24/2021	$3,000,000	2,070,000
Caesar’s Entertainment Operating Co., Inc., 11.25%, due 6/1/2017	$4,300,000	4,128,000
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$1,000,000	1,040,000
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	4,469,720
GRD Holdings III Corp., 10.75%, due 6/1/2019	$1,000,000	1,122,500
Gymboree Corporation, 9.125%, due 12/1/2018	$1,000,000	765,000
Icon Health & Fitness, Inc.,11.875%, due 10/15/2016	$3,000,000	2,955,000
J. C. Penney Company, Inc., 6.875%, due 10/15/2015	$2,000,000	1,945,000
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$600,000	616,500
UCI International, Inc., 8.625%, due 2/15/19	$4,000,000	3,880,000

		24,559,220

Consumer Non-cyclical - 3.2%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$3,700,000	3,713,875
Camposol SA, 9.875%, due 2/2/2017	$1,000,000	1,035,000
Central Garden & Pet Company, 8.25%, due 3/1/2018	$1,000,000	1,037,500
DynCorp International, Inc., 10.375%, due 7/1/2017	$5,300,000	5,631,250
Harland Clarke Holdings Corp., 9.25%, due 3/1/2021	$1,000,000	1,003,750
Harland Escrow Corp., 6.875%, due 3/1/2020	$500,000	504,375
Innovation Ventures LLC, 9.5%, due 8/15/2019	$2,500,000	2,368,750
Lantheus Medical Imaging, Inc., 9.75%, due 5/15/2017	$500,000	500,000
Minerva Luxembourg SA, 7.75%, due 1/31/2023	$2,000,000	2,062,500
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$2,500,000	2,493,750
Sun Products Corp., 7.75%, due 3/15/2021	$1,000,000	910,000
Vantage Oncology LLC, 9.5%, due 6/15/2017	$500,000	515,000
Virgilino de Oliveira Finance Ltd., 11.75%, due 2/9/2022	$3,000,000	2,212,500

		23,988,250

Energy - 7.6%
Alpha Natural Resources, Inc., 9.75%, due 4/15/2018	$1,000,000	945,000
Alpha Natural Resources, Inc., 6%, due 6/1/2019	$5,000,000	3,825,000
Arch Coal, Inc., 9.875%, due 6/15/2019	$4,000,000	3,460,000
Compagnie Generale de Geophysique-Veritas, 7.75%, due 5/15/2017	$225,000	229,219
Connacher Oil and Gas Ltd., 8.5%, due 8/1/2019	$2,590,000	2,201,500
Endeavour International Corporation, 12%, due 3/1/2018	$3,000,000	2,947,500
EV Energy Partners, L.P., 8%, due 4/15/2019	$5,550,000	5,827,500
EXCO Resources, Inc., 7.5%, due 9/15/2018	$2,500,000	2,556,250
Forbes Energy Services Ltd., 9%, due 6/15/2019	$3,000,000	3,082,500
Forest Oil Corporation, 7.25%, due 6/15/2019	$2,000,000	1,765,000
Forest Oil Corporation, 7.5%, due 9/15/2020	$300,000	261,000
Halcon Resources Corporation, 9.75%, due 7/15/2020	$1,590,000	1,705,275
Halcon Resources Corporation, 8.875%, due 5/15/2021	$1,500,000	1,561,875
Lightstream Resources Ltd., 8.625%, due 2/1/2020	$4,500,000	4,618,125
Midstates Petroleum Company, Inc., 10.75%, due 10/1/2020	$1,000,000	1,083,750
Ocean Rig, Inc., 7.25%, due 4/1/2019	$1,000,000	957,500
Petroleos de Venezuela S.A., 4.9%, due 10/28/2014	$2,500,000	2,428,750
Resolute Energy Corporation, 8.5%, due 5/1/2020	$3,000,000	3,150,000
Samson Investment Company, 9.75%, due 2/15/2020	$2,000,000	2,120,000
Seitel, Inc., 9.5%, due 4/15/2019	$4,335,000	4,530,075
Swift Energy Company, 8.875%, due 1/15/2020	$1,000,000	1,055,000
Swift Energy Company, 7.875%, due 3/1/2022	$2,325,000	2,325,000
Venoco, Inc., 8.875%, due 2/15/2019	$3,000,000	2,970,000
Walter Energy, Inc., 9.5%, due 10/15/2019	$1,500,000	1,531,875

		57,137,694

Financial - 7.4%
Affiliated Managers Group, Inc., 6.375% Senior Notes, due 8/15/2042	25,000	620,750
Apollo Investment Corp., 6.625% Senior Notes, due 10/15/2042	30,000	725,700
Apollo Investment Corp., 6.875% Senior Notes, due 7/15/2043	27,000	656,910
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	228,900	5,493,600
Cantor Fitzgerald LP, 7.875%, due 10/19/2019	$300,000	318,750
CNG Holdings, Inc., 9.375%, due 5/15/2020	$4,500,000	4,140,000
Community Choice Financial, Inc., 10.75%, due 5/1/2019	$500,000	408,750
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	53,520	1,311,240
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	160,000	3,864,000
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	120,000	3,120,000
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$6,000,000	5,625,000
ILFC E-Capital Trust II, 6.25%, due 12/21/2065	$4,000,000	3,890,000
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	102,500	2,606,575
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	196,000	4,839,240
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	196,000	4,831,400
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	64,600	1,595,620
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	220,000	5,519,800
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	40,000	954,400
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	40,000	955,600
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	44,658	1,116,450
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	134,000	3,376,398

		55,970,183

Industrial - 3.4%
Aeropuertos Dominicanos Siglo XXI, 9.25%, due 11/13/2019	$4,000,000	3,545,000
CEVA Group PLC, 9%, due 9/1/2021	$2,825,000	2,923,875
EnergySolutions, Inc., 10.75%, due 8/15/2018	$3,500,000	3,683,750
Erickson Air-Crane, Inc., 8.25%, due 5/1/2020	$4,201,000	4,390,045
McDermott International, Inc., 8%, due 5/1/2021	$2,000,000	2,025,000
Nuverra Environmental Solutions, Inc., 9.875%, due 4/15/2018	$2,500,000	2,550,000
OAS Financial Ltd., 8.875%, due 4/29/2049	$3,500,000	3,386,250
Trinseo Materials Operating SCA, 8.75%, due 2/1/2019	$3,000,000	3,202,500

		25,706,420

Real Estate Investment Trusts - 0.5%
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,492,800
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	80,000	2,111,200

		3,604,000

Structured Notes - 9.8%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,000,000	3,904,000
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,964,800
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,060,000	4,049,850
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	2,026,000
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	4,062,000
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 4/27/2020	$3,000,000	3,088,800
Credit Suisse AG Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,956,000
Credit Suisse AG Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,728,800
Credit Suisse AG S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,753,400
Goldman Sachs Group, Inc. Autocallable Monthly Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$1,000,000	1,040,580
Goldman Sachs Group, Inc. Callable Monthly Russell 2000 Index-Linked Range Accrual Notes, Variable Rate, due 5/29/2023	$2,000,000	1,957,720
Goldman Sachs Group, Inc. Callable Monthly Index-Linked Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	3,000,000
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	4,188,600
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 2/16/2023	$4,800,000	4,891,680
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,134,500
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index, Variable Rate, due 8/30/2028	$3,000,000	2,955,000
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index, Variable Rate, due 6/28/2028	$3,000,000	3,299,850
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$6,000,000	6,118,200
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,901,000
Societe Generale, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,914,400
Societe Generale, Callable Conditional Coupon Notes, 9.35%, due 3/31/2020	$3,000,000	2,932,500
Societe Generale, Callable Conditional Coupon Notes, Variable Rate, due 8/30/2019	$2,000,000	1,909,200
Societe Generale, Callable Conditional Coupon Notes, Variable Rate, due 9/10/2019	$2,000,000	1,955,000

		73,731,880

Technology - 1.7%
First Data Corporation, 11.25%, due 1/15/2021	$1,000,000	1,147,500
First Data Corporation, 12.625%, due 1/15/2021	$10,000,000	12,050,000

		13,197,500

Utilities - 0.5%
AES Andres/Itabo Dominicana Ltd., 9.5%, due 11/12/2020	$500,000	535,000
DPL, Inc., 7.25%, due 10/15/2021	$500,000	538,750
GenOn Energy Inc., 7.875%, due 6/15/2017	$2,500,000	2,581,250

		3,655,000

TOTAL CORPORATE BONDS & NOTES		318,448,547

INVESTMENT COMPANIES - 28.1%
Business Development Companies - 21.0%
American Capital Senior Floating, Ltd.	194,258	2,573,919
Ares Capital Corporation	787,000	13,512,790
Apollo Investment Corporation	1,270,000	10,147,300
BlackRock Kelso Capital Corporation	440,000	3,995,200
Capitala Finance Corp.	305,650	5,617,847
Fidus Investment Corp.	349,100	6,395,512
Fifth Street Finance Corporation	1,180,000	10,985,800
Fifth Street Senior Floating Rate Corp.	190,548	2,709,593
FS Investment Corporation	200,000	2,034,000
Full Circle Capital Corp.	202,000	1,517,020
Garrison Capital, Inc.	350,025	4,935,353
Golub Capital BDC, Inc.	230,000	3,845,600
Harvest Capital Credit Corporation	132,323	1,906,774
Hercules Technology Growth Capital, Inc.	30,000	410,400
KCAP Financial, Inc.	473,000	3,769,810
MCG Capital Corp	710,000	2,385,600
Medley Capital Corp.	463,500	6,044,040
Monroe Capital Corporation	280,000	3,637,200
New Mountain Finance Corporation	370,000	5,294,700
NGP Capital Resources Company	183,393	1,248,906
PennantPark Floating Rate Capital Ltd.	256,058	3,559,206
PennantPark Investment Corp.	512,000	5,478,400
Prospect Capital Corporation	900,000	9,729,000
Solar Capital Ltd.	565,500	12,384,450
Solar Senior Capital Ltd.	118,350	1,958,693
Stellus Capital Investment Corp.	143,900	1,935,455
TCP Capital Corp.	632,457	10,239,479
THL Credit, Inc.	600,000	8,058,000
TICC Capital Corp.	437,000	4,208,310
Triangle Capital Corporation	55,000	1,433,850
WhiteHorse Finance, Inc.	450,000	6,138,000

		158,090,207

Closed End Funds - 0.5%
Aberdeen Asia-Pacific Income Fund, Inc.	323,000	2,015,520
Helios Multi-Sector High Income Fund, Inc.	48,757	326,672
Managed High Yield Plus Fund, Inc.	259,000	557,109
Oxford Lane Capital Corporation	20,000	339,200
Western Asset Managed High Income Fund, Inc.	63,700	370,734

		3,609,235

Exchange Traded Funds - 6.1%
AdvisorShares Peritus High Yield ETF	379,500	20,018,625
iShares iBoxx $ High Yield Corporate ETF	100,000	9,434,000
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	70,000	7,469,000
SPDR Barclays Capital Short Term High Yield Bond ETF	300,000	9,288,000

		46,209,625

Money Market Funds - 0.5%
Fidelity Institutional Money Market Portfolio	3,310,358	3,310,358

TOTAL INVESTMENT COMPANIES		211,219,425

PREFERRED STOCKS - 1.8%
Financial - 0.8%
CYS Investments, Inc. 7.75% Preferred Series A	40,000	964,000
Discover Financial Services 6.5% Preferred Series B	30,000	756,000
EverBank Financial Corp. 6.75% Preferred Series A	20,000	489,000
Ladenburg Thalmann Financial Services, Inc. 8% Preferred Series A	50,000	1,116,000
Oxford Lane Capital Corp. 7.5% Preferred	60,000	1,445,400
Regions Financial Corp. 6.375% Preferred Series A	30,000	721,800
SunTrust Banks, Inc. 5.875% Preferred Series E	11,990	277,209
Webster Financial Corp. 6.4% Preferred Series E	20,000	481,000

		6,250,409

Industrial - 0.3%
Diana Shipping, Inc. 8.75% Preferred Series B	20,000	518,200
Navios Maritime Holdings, Inc. 8.75% Preferred	50,000	1,257,500
Seaspan Corporation 7.95% Preferred Series D	20,000	506,000

		2,281,700

Real Estate Investment Trusts - 0.7%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	40,000	998,000
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	719,400
Arbor Realty Trust, Inc. 8.25% Preferred Series A	40,000	1,004,400
Kennedy-Wilson Holdings, Inc. 7.75% Preferred	15,075	380,192
New York Mortgage Trust, Inc. 7.75% Preferred Series B	30,000	700,200
NorthStar Realty Finance Corp. 8.875% Preferred Series C	30,000	772,500
Resource Capital Corporation 8.25% Preferred Series B	30,000	684,000

		5,258,692

TOTAL PREFERRED STOCKS		13,790,801

TOTAL INVESTMENTS - 99.7% (cost $738,552,232)		750,367,982
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		2,489,013

Net Assets - 100.0%		$752,856,995

Cost for federal income tax purposes $738,579,823.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$37,437,690
Excess of tax cost over value	25,649,531

Net Appreciation	$11,788,159

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2014

(Unaudited)

	Principal/Shares	Value
CORPORATE BONDS & NOTES - 71.5%
Basic Materials - 1.0%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	$201,689

Communications - 2.1%
Avaya, Inc., 9%, due 4/1/2019	$100,000	103,750
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	108,750
EarthLink, Inc., 7.375%, due 6/1/2020	$200,000	209,500

		422,000

Consumer Cyclical - 3.2%
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$300,000	337,500
J. C. Penney Company, Inc., 6.875%, due 10/15/2015	$100,000	97,250
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$200,000	205,500

		640,250

Consumer Non-cyclical - 6.7%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	301,125
DynCorp International, Inc., 10.375%, due 7/1/2017	$300,000	318,750
Simmons Foods, Inc., 10.5%, due 11/1/2017	$200,000	217,000
21st Century Oncology, Inc., 8.875%, due 1/15/2017	$300,000	312,000
Wells Enterprises, Inc., 6.75%, due 2/1/2020	$178,000	184,675

		1,333,550

Energy - 14.8%
Arch Coal, Inc., 9.875%, due 6/15/2019	$100,000	86,500
Compagnie Generale de Geophysique-Veritas, 7.75%, due 5/15/2017	$100,000	101,875
EV Energy Partners L.P., 8%, due 4/15/2019	$400,000	420,000
Forbes Energy Services Ltd., 9%, due 6/15/2019	$300,000	308,250
Forest Oil Corporation, 7.25%, due 6/15/2019	$200,000	176,500
Lightstream Resources Ltd., 8.625%, due 2/1/2020	$225,000	230,906
Linn Energy, LLC, 6.25%, due 11/1/2019	$600,000	623,250
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	8,000	212,880
NuStar Logistics L.P., 4.75%, due 2/1/2022	$100,000	97,250
Petrobras Global Finance BV, 3% Global Notes, due 1/15/2019	$100,000	97,085
PetroQuest Energy, Inc., 10%, due 9/1/2017	$400,000	428,000
Precision Drilling Corporation, 6.625%, due 11/15/2020	$150,000	162,000

		2,944,496

Financial - 28.6%
Ares Capital Corp., 5.875% Senior Notes, due 10/1/2022	12,000	307,560
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	13,000	312,000
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	18,500	453,250
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	5,000	130,000
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$200,000	187,500
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	12,000	310,680
Horizon Technology Finance Corp. 7.375% Senior Notes, due 3/15/2019	12,000	310,320
JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	432,310
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	14,000	366,520
Legg Mason, Inc., 6%, due 5/21/2019	$100,000	112,253
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	8,000	197,520
Medley Capital Corp., 7.125% Senior Notes, due 3/30/2019	8,375	216,578
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	10,000	246,500
Nationstar Mortgage LLC, 6.5%, due 8/1/2018	$300,000	303,750

PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	18,000	444,600
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	10,000	250,900
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	306,113
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	16,000	400,000
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	16,000	403,152

		5,691,506

Industrial - 4.2%
Seaspan Corporation, 6.375% Senior Notes, due 4/30/2019	4,000	100,640
Tervita Corporation, 8%, due 11/15/2018	$200,000	203,000
Trinseo Materials Operating SCA, 8.75%, due 2/1/2019	$500,000	533,750

		837,390

Structured Notes - 9.6%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$100,000	97,600
Credit Suisse AG Callable Yield Notes, Variable Rate, due 3/28/2016	$200,000	200,100
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/21/2016	$200,000	200,480
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$200,000	203,100
Credit Suisse AG S&P 500, Russell 2000, and Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 8/17/2015	$200,000	196,640
JPMorgan Chase Bank, Callable Yield Equity Linked-Notes, Variable Rate due 3/21/2016	$200,000	197,140
JPMorgan Chase Bank, Callable Contingent Interest Notes, Variable Rate, due 8/17/2015	$200,000	198,760
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	209,430
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 2/16/2023	$200,000	203,820
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$100,000	96,700
Societe Generale, Callable Conditional Coupon Notes, 9.35%, due 3/31/2020	$100,000	97,750

		1,901,520

Technology - 1.3%
BMC Software, Inc., 7.25%, due 6/1/2018	$150,000	157,500
Dell, Inc., 5.65%, due 4/15/2018	$100,000	105,250

		262,750

TOTAL CORPORATE BONDS & NOTES		14,235,151

INVESTMENT COMPANIES - 27.7%
Exchange Traded Funds - 25.8%
AdvisorShares Newfleet Multi-Sector Income ETF	5,800	289,072
AdvisorShares Peritus High Yield ETF	19,000	1,002,250
iShares iBoxx $ High Yield Corporate Bond ETF	9,000	849,060
Market Vectors Treasury-Hedged High Yield Bond ETF	27,000	694,980
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	8,000	853,600
SPDR Barclays Capital High Yield Bond ETF	12,500	516,875
SPDR Barclays Capital Short Term High Yield Bond ETF	29,600	916,416

		5,122,253

Money Market Funds - 1.9%
Fidelity Institutional Money Market Portfolio	380,900	380,900

TOTAL INVESTMENT COMPANIES		5,503,153

TOTAL INVESTMENTS - 99.2% (cost $19,499,029)	19,738,304
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	163,069

Net Assets - 100.0%	$19,901,373

Cost for federal income tax purposes $19,499,029.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$348,060
Excess of tax cost over value	108,785

Net Appreciation	$239,275

API VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2014

(Unaudited)

	Shares	Value
COMMON STOCKS - 89.9%
Consumer Discretionary - 13.3%
Advance Auto Parts, Inc.	950	$115,226
Brinker International, Inc.	2,300	113,022
Carnival Corporation	3,100	121,861
Delphi Automotive PLC	3,400	227,256
Dollar Tree, Inc.*	1,800	93,726
D.R. Horton, Inc.	5,600	124,768
Esprit Holdings Ltd.*	40,000	131,600
Ethan Allen Interiors, Inc.	3,600	87,408
Fiat S.p.A.*	18,500	223,850
G-III Apparel Group Ltd.*	2,200	157,894
Hasbro, Inc.	2,800	154,728
Hillenbrand, Inc.	3,600	109,440
Home Depot, Inc.	1,800	143,118
ITV plc	3,300	102,399
Las Vegas Sands Corp.	2,600	205,738
Nordstrom, Inc.	2,000	122,560
PVH Corp.	1,200	150,684
Scripps Networks Interactive, Inc.	1,700	127,619
Tempur-Pedic International, Inc.*	2,500	125,450
TRW Automotive Holdings Corp.*	2,400	192,840
Twenty-First Century Fox, Inc. - Class A	5,400	172,908
Under Armour, Inc.*	3,200	156,448
Volkswagon AG	2,800	149,688
Walt Disney Company	2,000	158,680
Wendy’s Company	23,500	195,285
Wynn Macau, Ltd.	3,200	126,944
Wynn Resorts Limited	950	193,696

		3,984,836

Consumer Staples - 5.4%
Ambev SA	15,500	112,375
Bunge Ltd.	2,300	183,195
Coca-Cola Enterprises, Inc.	3,600	163,584
CVS Caremark Corporation	1,800	130,896
Energizer Holdings, Inc.	1,350	150,782
Hershey Company	700	67,368
Ingredion, Inc.	2,600	183,170
Lorillard, Inc.	2,400	142,608
Nu Skin Enterprises, Inc.	1,350	117,450
PepsiCo, Inc.	1,400	120,246
Unilever PLC	2,800	125,272
Wal-Mart Stores, Inc.	1,400	111,594

		1,608,540

Energy - 10.3%
Anadarko Petroleum Corporation	1,550	153,481
Apache Corporation	1,600	138,880
Atwood Oceanics, Inc.*	2,300	113,988
Baker Hughes, Inc.	2,100	146,790
ConocoPhillips	2,000	148,620

Devon Energy Corporation	1,800	126,000
Energy Transfer Partners, L.P.	1,036	57,177
Energy XXI (Bermuda) Ltd.	5,850	139,991
Forum Energy Technologies, Inc.*	4,350	129,891
Halliburton Company	2,100	132,447
Helmerich & Payne, Inc.	2,100	228,165
Marathon Oil Corporation	3,500	126,525
National Oilwell Varco, Inc.	1,700	133,501
Noble Energy, Inc.	2,200	157,916
Noble Corporation	3,000	92,430
Occidental Petroleum Corporation	1,200	114,900
Phillips 66	2,550	212,211
Rosetta Resources, Inc.*	3,000	142,020
Saipem S.p.A.	4,500	61,110
Schlumberger Ltd.	1,500	152,325
Spectra Energy Corp.	4,500	178,695
Weatherford International Ltd.*	9,800	205,800

		3,092,863

Financials - 20.6%
AEGON N.V.	20,426	188,328
Allstate Corporation	2,600	148,070
Altisource Residential Corporation	7,000	196,840
American International Group, Inc.	2,100	111,573
Ameriprise Financial, Inc.	1,350	150,701
AXA SA	4,500	112,950
Barclays PLC	4,000	68,440
Berkshire Hathaway, Inc. Class B*	1,200	154,620
BNP Paribas S.A.	950	35,812
Brown & Brown, Inc.	4,000	119,120
Carlyle Group LP	5,700	182,856
Cheung Kong Holdings Limited	2,000	33,840
Chubb Corporation	1,400	128,912
Community Bank System, Inc.	3,800	141,322
Credit Suisse Group AG	6,453	204,367
Discover Financial Services	2,000	111,800
Eaton Vance Corp.	3,900	140,673
Everest Re Group Ltd.	1,000	158,030
Federated Investors, Inc.	4,900	139,846
Franklin Resources, Inc.	2,400	125,640
Goldman Sachs Group, Inc.	950	151,829
Hartford Financial Services Group, Inc.	5,900	211,633
ICICI Bank Limited	3,200	136,544
ING Groep N.V.*	13,000	185,900
Intesa Sanpaolo S.p.A.	2,800	57,190
Invesco Ltd.	4,500	158,445
KB Financial Group, Inc.*	3,000	102,990
KeyCorp	12,000	163,680
Lincoln National Corporation	4,100	198,891
MetLife, Inc.	3,300	172,755
Mitsubishi UFJ Financial Group, Inc.	22,000	117,700
Montpelier Re Holdings Ltd.	4,700	143,726
Portfolio Recovery Associates, Inc.*	2,000	114,300
Primerica, Inc.	3,900	178,971
Principal Financial Group, Inc.	4,000	187,360
Prudential Financial, Inc.	1,800	145,224
Reinsurance Group of America, Inc.	2,700	207,117
State Street Corporation	2,300	148,488
Teche Holding Company	2,500	182,250

Travelers Companies, Inc.	1,600	144,928
UBS AG*	1,400	29,274
Validus Holdings, Ltd.	3,200	118,624
Wells Fargo & Company	3,100	153,884
White Mountains Insurance Group Ltd.	190	113,289

		6,178,732

Health Care - 5.8%
Abbott Laboratories	1,500	58,110
AbbVie, Inc.	1,500	78,120
Alere, Inc.*	5,300	177,020
Amgen, Inc.	1,200	134,100
Forest Laboratories, Inc.*	1,600	147,056
Hill-Rom Holdings, Inc.	3,200	119,552
Jazz Pharmaceuticals Plc*	2,000	269,800
Johnson & Johnson	1,500	151,935
Novartis AG	1,700	147,798
Teva Pharmaceutical Industries Ltd.	3,000	146,580
Thermo Fisher Scientific, Inc.	1,900	216,600
UnitedHealth Group, Inc.	1,400	105,056

		1,751,727

Industrials - 13.5%
ABB Limited*	5,100	121,992
ADT Corporation	2,300	69,552
Alliant Techsystems, Inc.	1,000	144,220
Babcock & Wilcox Company	6,000	208,740
Boeing Company	1,700	219,334
CNH Industrial NV*	10,718	124,222
CSX Corporation	4,000	112,880
FedEx Corporation	1,100	149,875
Flowserve Corporation	2,400	175,320
Graco, Inc.	1,500	108,750
Graham Corporation	3,000	89,520
Kaman Corporation	3,800	159,486
KBR, Inc.	3,300	83,721
Kirby Corporation*	1,000	100,620
Koninklijke Philips Electronics N.V.	4,100	131,036
Luxfer Holdings PLC	5,300	104,675
Multi-Color Corporation	4,100	142,885
Old Dominion Freight Line, Inc.*	3,200	194,016
Orion Marine Group, Inc.*	10,400	121,992
Owens Corning, Inc.*	3,400	138,890
Precision Castparts Corp.	600	151,854
Regal-Beloit Corporation	450	33,629
Ritchie Bros. Auctioneers, Inc.	5,000	125,000
Scorpio Bulkers, Inc.*	14,000	125,300
Siemens AG	1,000	131,830
Standex International Corporation	2,100	124,677
Stericycle, Inc.*	1,200	139,728
TNT Express NV	3,600	32,364
United Technologies Corporation	1,200	141,996
URS Corporation	2,000	94,240
Valmont Industries, Inc.	700	104,237
WABCO Holdings, Inc.*	1,300	139,113

		4,045,694

Information Technology - 14.2%
Activision Blizzard, Inc.	9,100	182,091
Aixtron SE*	4,400	69,476

Applied Materials, Inc.	8,800	167,728
ARM Holdings plc	2,500	113,800
Avago Technologies Ltd.	2,600	165,100
Broadcom Corporation	3,300	101,673
Cisco Systems, Inc.	7,500	173,325
Citrix Systems, Inc.*	1,700	100,827
Conversant, Inc.*	8,000	195,520
Corning, Inc.	9,200	192,372
Electronics for Imaging, Inc.*	4,200	158,718
EMC Corporation	5,600	144,480
F5 Networks, Inc.*	1,400	147,238
Ferrovial S.A.	2,100	45,990
Gemalto NV	1,300	73,021
International Business Machines, Inc.	500	98,235
Jabil Circuit, Inc.	4,600	79,396
Lam Research Corporation*	3,900	224,679
MagnaChip Semoconductor Corporation*	7,300	102,200
MasterCard, Inc.	2,500	183,875
Measurement Specialties, Inc.*	3,500	225,225
NetEase, Inc.	2,200	149,798
NICE Systems Limited	2,650	114,480
NXP Semiconductors NV*	3,900	232,518
Proofpoint, Inc.*	3,500	89,040
Teradata Corp.*	2,100	95,466
TIBCO Software, Inc.*	4,200	82,446
Total System Services, Inc.	3,500	111,195
Visa, Inc.	800	162,088
VMware, Inc.*	1,400	129,514
WNS Holdings Ltd.*	7,900	147,098

		4,258,612

Materials - 5.5%
Albemarle Corporation	1,800	120,672
Alcoa, Inc.	11,000	148,170
BASF SE	1,600	180,400
Crown Holdings, Inc.*	2,650	125,001
Ferro Corporation*	9,900	128,502
International Paper Company	3,400	158,610
Lafarge SA	7,100	162,235
PolyOne Corporation	5,000	187,350
Sigma-Aldrich Corporation	1,000	96,210
Silgan Holdings, Inc.	2,500	124,375
Syngenta AG ADS	950	74,623
Vulcan Materials Company	2,100	135,513

		1,641,661

Telecommunication Services - 1.3%
China Mobile Limited	2,100	99,603
8 x 8, Inc.*	15,000	145,500
Vivendi SA	5,400	145,314

		390,417

TOTAL COMMON STOCKS		26,953,082

INVESTMENT COMPANIES - 10.1%
Business Development Companies - 0.5%
American Capital, Ltd.*	11,000	164,890

Exchange Traded Funds - 8.7%
iShares Europe ETF	3,000	148,800

iShares India 50 ETF	2,000	51,180
iShares MSCI Austria Capped ETF	2,600	52,702
iShares MSCI Belgium Capped ETF	3,200	56,288
iShares MSCI Brazil Capped ETF	1,500	70,560
iShares MSCI EAFE Value ETF	2,400	141,624
iShares MSCI Emerging Markets Value ETF	2,250	103,748
iShares MSCI France ETF	4,500	135,180
iShares MSCI Germany ETF	1,900	60,192
iShares MSCI Germany Small-Cap ETF	1,150	48,473
iShares MSCI India ETF	2,000	52,760
iShares MSCI Indonesia ETF	2,000	55,360
iShares MSCI Italy Capped ETF	6,900	124,476
iShares MSCI Philippines ETF	2,000	71,880
iShares MSCI South Korea Capped ETF	850	53,168
iShares MSCI Spain Capped ETF	2,700	113,319
iShares MSCI Switzerland Capped ETF	1,350	47,291
iShares MSCI Thailand Capped ETF	850	64,702
iShares MSCI United Kingdom Small-Cap ETF	1,100	46,585
Market Vectors Indonesia Index ETF	2,500	63,475
Market Vectors Poland ETF	4,700	109,886
Market Vectors Vietnam Index ETF	3,800	76,228
Schwab International Equity ETF	5,400	172,692
Schwab International Small-Cap Equity ETF	3,700	122,618
Vanguard FTSE All-World Ex-U.S. Index Fund	3,500	178,710
Vanguard FTSE Emerging Markets ETF	3,500	143,290
Vanguard FTSE Europe ETF	3,000	181,530
WisdomTree Europe SmallCap Dividend Fund	1,000	62,440

		2,609,157

Money Market Funds - 0.9%
Fidelity Institutional Money Market Portfolio	269,156	269,156

TOTAL INVESTMENT COMPANIES		3,043,203

TOTAL INVESTMENTS - 100.0% (cost $21,543,404)		29,996,285
LIABILITIES IN EXCESS OF OTHER ASSETS - Less Than 0.05%		(21)

Net Assets - 100.0%		$29,996,264

Cost for federal income tax purposes $21,543,404

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$8,793,479
Excess of tax cost over value	340,598

Net Appreciation	$8,452,881

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2014

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Growth Funds - 33.4%
API Efficient Frontier Growth Fund*	1,039,517	$14,740,347

Income Funds - 31.8%
API Efficient Frontier Capital Income Fund	299,797	14,069,495

Money Market Funds - 0.8%
Fidelity Institutional Money Market Portfolio	352,102	352,102

Value Funds - 34.1%
API Efficient Frontier Value Fund*	849,902	15,051,756

TOTAL INVESTMENTS - 100.1% (cost $26,194,051)		44,213,700
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%		(51,386)

Net Assets - 100.0%		$44,162,314

Cost for federal income tax purposes $26,546,577.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$17,669,492
Excess of tax cost over value	2,369

Net Appreciation	$17,667,123

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2014, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$34,982,201	$—	$—	$34,982,201
Corporate Bonds & Notes	—	513,668	—	513,668
Investment Companies	4,038,380	—	—	4,038,380

Total	$39,020,581	$513,668	$—	$39,534,249

Growth Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$65,243,315	$—	$—	$65,243,315
Investment Companies	5,190,575	—	—	5,190,575

Total	$70,433,890	$—	$—	$70,433,890

Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$204,874,209	$—	$—	$204,874,209
Convertible Securities	2,035,000	—	—	2,035,000
Corporate Bonds & Notes	—	318,448,547	—	318,448,547
Investment Companies	211,219,425	—	—	211,219,425
Preferred Stocks	13,790,801	—	—	13,790,801

Total	$431,919,435	$318,448,547	$—	$750,367,982

Core Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Corporate Bonds & Notes	$—	$14,235,151	$—	$14,235,151
Investment Companies	5,503,153	—	—	5,503,153

Total	$5,503,153	$14,235,151	$—	$19,738,304

Value Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$26,953,082	$—	$—	$26,953,082
Investment Companies	3,043,203	—	—	3,043,203

Total	$29,996,285	$—	$—	$29,996,285

Master Allocation Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investment Companies	$44,213,700	$—	$—	$44,213,700

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 9, 2014

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: June 9, 2014